Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$771,660.24

Principal:
Principal Collections	$10,401,571.06
Prepayments in Full	$4,993,246.39
Liquidation Proceeds	$71,072.19
Recoveries	$71,724.64
Sub Total	$15,537,614.28
Collections:	$16,309,274.52

Purchase Amounts:
Purchase Amounts Related to Principal	$85,505.28
Purchase Amounts Related to Interest	$42.50
Sub Total	$85,547.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,394,822.30

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,394,822.30
Servicing Fee	$276,634.98	$276,634.98	$0.00	$0.00	$16,118,187.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,118,187.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,118,187.32
Interest - Class A-3 Notes	$153,108.90	$153,108.90	$0.00	$0.00	$15,965,078.42
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$15,885,540.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,885,540.92
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$15,842,371.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,842,371.34
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$15,793,395.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,793,395.01
Regular Principal Payment	$14,194,043.99	$14,194,043.99	$0.00	$0.00	$1,599,351.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,599,351.02
Residual Released to Depositor	$0.00	$1,599,351.02	$0.00	$0.00	$0.00
Total		$16,394,822.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,194,043.99
Total					$14,194,043.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,194,043.99	$45.13	$153,108.90	$0.49	$14,347,152.89	$45.62
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$14,194,043.99	$16.86	$324,792.31	$0.39	$14,518,836.30	$17.25

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$176,664,110.97	0.5617301	$162,470,066.98	0.5165980
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$289,474,110.97	0.3438711	$275,280,066.98	0.3270097

Pool Information
Weighted Average APR	2.851%	2.854%
Weighted Average Remaining Term	35.96	35.15
Number of Receivables Outstanding	17,905	17,486
Pool Balance	$331,961,972.34	$316,389,527.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$306,310,520.35	$292,116,476.36
Pool Factor	0.3631199	0.3460858

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$24,273,050.90
Targeted Overcollateralization Amount	$41,109,460.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,109,460.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	24

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	27	$21,050.16
(Recoveries)	19	$71,724.64
Net Loss for Current Collection Period		$(50,674.48)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		-0.1832%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0088%
Second Prior Collection Period			0.1890%
Prior Collection Period			0.4155%
Current Collection Period			-0.1876%
Four Month Average (Current and Prior Three Collection Periods)			0.1020%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1209	$2,669,778.65
(Cumulative Recoveries)			$764,086.73
Cumulative Net Loss for All Collection Periods			$1,905,691.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2085%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,208.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,576.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	122	$2,921,029.81
61-90 Days Delinquent	0.13%	16	$417,823.87
91-120 Days Delinquent	0.00%	1	$15,075.31
Over 120 Days Delinquent	0.07%	4	$219,382.48
Total Delinquent Receivables	1.13%	143	$3,573,311.47
Repossession Inventory:
Repossessed in the Current Collection Period		2	$83,408.29
Total Repossessed Inventory		3	$102,877.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0976%
Prior Collection Period		0.0838%
Current Collection Period		0.1201%
Three Month Average		0.1005%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.2062%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	24

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	37	$979,325.58
2 Months Extended	27	$758,221.55
3+ Months Extended	2	$40,662.96

Total Receivables Extended	66	$1,778,210.09

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer